PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 9.2%
193,056
Alphabet, Inc. - Class A
$ 32,018,338
3.9
217,178
AT&T, Inc.
4,777,916
0.6
75,569  Comcast Corp. - Class
A
3,156,517
0.4
36,730  Iridium
Communications, Inc.
1,118,428
0.1
33,478  Meta Platforms, Inc.
- Class A
19,164,146
2.3
6,096
(1)
Netflix, Inc.
4,323,710
0.5
15,022  New York Times Co.
- Class A
836,275
0.1
17,577
News Corp. - Class A
468,076
0.1
12,052
(1)
Roku, Inc.
899,802
0.1
7,922
(1)
Spotify Technology SA
2,919,495
0.4
54,914
(1)
TripAdvisor, Inc.
795,704
0.1
96,121  Verizon
Communications, Inc.
4,316,794
0.5
4,332
Walt Disney Co.
416,695
0.1
75,211,896
9.2
Consumer Discretionary : 9.6%
142,970
(1)
Amazon.com, Inc.
26,639,600
3.2
1,486
Booking Holdings, Inc.
6,259,210
0.8
10,723
(1)
CarMax, Inc.
829,746
0.1
85,057
(1)
Coupang, Inc.
2,088,149
0.3
9,414
(1)
Deckers Outdoor Corp.
1,501,062
0.2
1,338
(2)
Dillard's, Inc. - Class A
513,377
0.1
83,914
General Motors Co.
3,762,704
0.5
14,593
(1)
Grand Canyon
Education, Inc.
2,070,017
0.2
6,959
H&R Block, Inc.
442,245
0.1
13,078  Hilton Worldwide
Holdings, Inc.
3,014,479
0.4
2,507
Home Depot, Inc.
1,015,836
0.1
7,295  Hyatt Hotels Corp.
- Class A
1,110,299
0.1
19,129  Las Vegas Sands
Corp.
962,954
0.1
4,007
(1)
Lululemon Athletica,
Inc.
1,087,300
0.1
648
(1)
MercadoLibre, Inc.
1,329,670
0.2
13,777
NIKE, Inc. - Class B
1,217,887
0.1
9,427
PVH Corp.
950,524
0.1
8,901
Ralph Lauren Corp.
1,725,637
0.2
22,045
Ross Stores, Inc.
3,317,993
0.4
34,221
(1)
Skechers USA, Inc.
- Class A
2,290,069
0.3
33,850
Tapestry, Inc.
1,590,273
0.2
32,889
(1)
Tesla, Inc.
8,604,749
1.0
3,551
TJX Cos., Inc.
417,385
0.0
5,549
(1)
TopBuild Corp.
2,257,389
0.3
90,156
Wendy's Co.
1,579,533
0.2
23,006
Wynn Resorts Ltd.
2,205,815
0.3
78,783,902
9.6
Consumer Staples : 5.8%
47,486
Altria Group, Inc.
2,423,685
0.3
42,704
(1)
BellRing Brands, Inc.
2,592,987
0.3
1,268  Coca-Cola
Consolidated, Inc.
1,669,195
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
69,659
Colgate-Palmolive Co.
$ 7,231,301
0.9
6,366  Costco Wholesale
Corp.
5,643,586
0.7
17,435
Ingredion, Inc.
2,396,092
0.3
34,569
(1)
Monster Beverage
Corp.
1,803,465
0.2
44,457
PepsiCo, Inc.
7,559,913
0.9
70,193  Philip Morris
International, Inc.
8,521,430
1.0
9,161
Procter & Gamble Co.
1,586,685
0.2
38,545
Sysco Corp.
3,008,823
0.4
45,497
(1)
US Foods Holding
Corp.
2,798,065
0.3
5,418
Walmart, Inc.
437,504
0.1
47,672,731
5.8
Energy : 3.4%
81,394
Baker Hughes Co.
2,942,393
0.4
31,702
ConocoPhillips
3,337,587
0.4
23,821
Coterra Energy, Inc.
570,513
0.1
17,964  Diamondback Energy,
Inc.
3,096,994
0.4
62,207
Exxon Mobil Corp.
7,291,904
0.9
15,332
Halliburton Co.
445,395
0.0
103,078
Kinder Morgan, Inc.
2,276,993
0.3
8,589  Matador Resources
Co.
424,468
0.0
24,151
ONEOK, Inc.
2,200,881
0.3
24,381
Phillips 66
3,204,882
0.4
14,424
Valero Energy Corp.
1,947,673
0.2
27,739,683
3.4
Financials : 11.5%
5,949  Ameriprise Financial,
Inc.
2,794,900
0.3
12,132  Ares Management
Corp. - Class A
1,890,651
0.2
11,658  Axis Capital Holdings
Ltd.
928,093
0.1
18,264
(1)
Berkshire Hathaway,
Inc. - Class B
8,406,189
1.0
10,769
(1)
Block, Inc.
722,923
0.1
11,319  Capital One Financial
Corp.
1,694,794
0.2
20,698  Cboe Global Markets,
Inc.
4,240,399
0.5
88,460
Citigroup, Inc.
5,537,596
0.7
31,518
CME Group, Inc.
6,954,447
0.8
69,586  Equitable Holdings,
Inc.
2,924,699
0.4
13,697
Essent Group Ltd.
880,580
0.1
6,988  Evercore, Inc. - Class
A
1,770,340
0.2
26,044
(1)
Fiserv, Inc.
4,678,804
0.6
9,357  Goldman Sachs
Group, Inc.
4,632,744
0.6
42,476  Hancock Whitney
Corp.
2,173,497
0.3
54,808  Hartford Financial
Services Group, Inc.
6,445,969
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,297  International
Bancshares Corp.
$ 496,078
0.1
22,717  JPMorgan Chase &
Co.
4,790,107
0.6
42,865
Loews Corp.
3,388,478
0.4
2,481  LPL Financial
Holdings, Inc.
577,155
0.1
13,796  Marsh & McLennan
Cos., Inc.
3,077,750
0.4
23,306
MetLife, Inc.
1,922,279
0.2
39,279  MGIC Investment
Corp.
1,005,542
0.1
2,962
MSCI, Inc.
1,726,639
0.2
10,562  OneMain Holdings,
Inc.
497,153
0.1
99,564
Rithm Capital Corp.
1,130,051
0.1
68,585
Synchrony Financial
3,421,020
0.4
27,557  Tradeweb Markets,
Inc. - Class A
3,407,974
0.4
73,962
Truist Financial Corp.
3,163,355
0.4
36,064
Unum Group
2,143,644
0.3
120,630
Wells Fargo & Co.
6,814,389
0.8
94,238,239
11.5
Health Care : 11.6%
12,881
AbbVie, Inc.
2,543,740
0.3
22,232  Agilent Technologies,
Inc.
3,301,007
0.4
5,447  AmerisourceBergen
Corp.
1,226,011
0.1
11,810
(1)
Boston Scientific Corp.
989,678
0.1
35,974  Bristol-Myers Squibb
Co.
1,861,295
0.2
50,513
(1)
Centene Corp.
3,802,619
0.5
9,393
Cigna Group
3,254,111
0.4
42,017
CVS Health Corp.
2,642,029
0.3
7,524
(1)
Dexcom, Inc.
504,409
0.1
6,631
Elevance Health, Inc.
3,448,120
0.4
10,716
Eli Lilly & Co.
9,493,733
1.2
84,883
(1)
Exelixis, Inc.
2,202,714
0.3
8,932
Gilead Sciences, Inc.
748,859
0.1
33,184
(1)
Incyte Corp.
2,193,462
0.3
2,555
(1)
Inspire Medical
Systems, Inc.
539,233
0.1
3,860
(1)
Insulet Corp.
898,415
0.1
52,452
Johnson & Johnson
8,500,371
1.0
8,165
(1)
Lantheus Holdings,
Inc.
896,109
0.1
21,397
(1)
LivaNova PLC
1,124,198
0.1
3,625
McKesson Corp.
1,792,272
0.2
63,262
Medtronic PLC
5,695,478
0.7
76,842
Merck & Co., Inc.
8,726,178
1.1
2,584
(1)
Molina Healthcare, Inc.
890,343
0.1
5,799
(1)
Natera, Inc.
736,183
0.1
11,186
(1)
Neurocrine
Biosciences, Inc.
1,288,851
0.2
4,580
(1)
Regeneron
Pharmaceuticals, Inc.
4,814,679
0.6
4,776
Stryker Corp.
1,725,378
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,499  Thermo Fisher
Scientific, Inc.
$ 4,020,086
0.5
3,197
(1)
United Therapeutics
Corp.
1,145,645
0.1
14,124  UnitedHealth Group,
Inc.
8,258,020
1.0
12,750
(1)
Vertex
Pharmaceuticals, Inc.
5,929,770
0.7
95,192,996
11.6
Industrials : 8.9%
10,823
Acuity Brands, Inc.
2,980,546
0.4
14,397
AECOM
1,486,778
0.2
44,418
(1)
American Airlines
Group, Inc.
499,258
0.1
26,199
AMETEK, Inc.
4,498,630
0.5
6,817  Avis Budget Group,
Inc.
597,101
0.1
14,700
Cintas Corp.
3,026,436
0.4
57,878
(1)
Copart, Inc.
3,032,807
0.4
53,085
(1)
Core & Main, Inc.
- Class A
2,356,974
0.3
41,254
CSX Corp.
1,424,501
0.2
84,365
Delta Air Lines, Inc.
4,284,898
0.5
6,472
Donaldson Co., Inc.
476,986
0.1
3,861
Emerson Electric Co.
422,278
0.0
5,600
Equifax, Inc.
1,645,616
0.2
61,700
Fortive Corp.
4,869,981
0.6
19,745
Genpact Ltd.
774,202
0.1
8,982
Graco, Inc.
786,015
0.1
33,797
Ingersoll Rand, Inc.
3,317,514
0.4
24,605  Johnson Controls
International PLC
1,909,594
0.2
30,194
(1)
Lyft, Inc. - Class A
384,974
0.0
3,548
Nordson Corp.
931,811
0.1
5,049  Old Dominion Freight
Line, Inc.
1,002,933
0.1
17,741
Owens Corning
3,131,641
0.4
3,540
Parker-Hannifin Corp.
2,236,643
0.3
15,887
Pentair PLC
1,553,590
0.2
3,242
Regal Rexnord Corp.
537,783
0.1
4,736  Rockwell Automation,
Inc.
1,271,427
0.2
69,581  SS&C Technologies
Holdings, Inc.
5,163,606
0.6
3,818  Stanley Black &
Decker, Inc.
420,476
0.0
48,152
(1)
Uber Technologies,
Inc.
3,619,104
0.4
6,053
(1)
U-Haul Holding Co.
468,986
0.1
9,481
(1)
United Airlines
Holdings, Inc.
540,986
0.1
3,152
United Rentals, Inc.
2,552,269
0.3
9,869  Vertiv Holdings Co.
- Class A
981,867
0.1
15,895  Watts Water
Technologies, Inc.
- Class A
3,293,285
0.4
6,857  WESCO International,
Inc.
1,151,839
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
27,495  Westinghouse Air
Brake Technologies
Corp.
$ 4,997,766
0.6
72,631,101
8.9
Information Technology : 32.5%
5,874
(1)
Adobe, Inc.
3,041,440
0.4
16,559
(1)
Advanced Micro
Devices, Inc.
2,717,001
0.3
16,126
(1)
Akamai Technologies,
Inc.
1,627,920
0.2
242,527
Apple, Inc.
56,508,791
6.9
33,093
Applied Materials, Inc.
6,686,441
0.8
61,409
Broadcom, Inc.
10,593,052
1.3
14,959  Broadridge Financial
Solutions, Inc.
3,216,634
0.4
10,054
(1)
Cadence Design
Systems, Inc.
2,724,936
0.3
54,523
Cisco Systems, Inc.
2,901,714
0.4
33,757
(1)
Dynatrace, Inc.
1,804,987
0.2
7,690
(1)
F5, Inc.
1,693,338
0.2
20,528
(1)
Gitlab, Inc. - Class A
1,058,013
0.1
180,527  Hewlett Packard
Enterprise Co.
3,693,582
0.5
9,187
Intuit, Inc.
5,705,127
0.7
16,311  Jack Henry &
Associates, Inc.
2,879,544
0.4
7,219
KLA Corp.
5,590,466
0.7
3,318
Lam Research Corp.
2,707,753
0.3
2,281  Mastercard, Inc.
- Class A
1,126,358
0.1
116,589
Microsoft Corp.
50,168,247
6.1
1,602  Monolithic Power
Systems, Inc.
1,481,049
0.2
31,816
NetApp, Inc.
3,929,594
0.5
436,300
NVIDIA Corp.
52,984,272
6.5
3,184  NXP Semiconductors
NV
764,192
0.1
2,912
(1)
Palo Alto Networks,
Inc.
995,321
0.1
54,132
(1)
PayPal Holdings, Inc.
4,223,920
0.5
43,795
(1)
Pure Storage, Inc.
- Class A
2,200,261
0.3
39,279
Qualcomm, Inc.
6,679,394
0.8
9,110
Salesforce, Inc.
2,493,498
0.3
29,418
(1)
SentinelOne, Inc.
- Class A
703,678
0.1
7,452
(1)
ServiceNow, Inc.
6,664,994
0.8
8,000  Skyworks Solutions,
Inc.
790,160
0.1
5,126
(1)
Snowflake, Inc. - Class
A
588,772
0.1
45,646
Visa, Inc. - Class A
12,550,368
1.5
3,163
(1)
Workday, Inc. - Class A
773,069
0.1
19,559
(1)
Zoom Video
Communications, Inc.
- Class A
1,364,045
0.2
265,631,931
32.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 1.8%
44,962  Freeport-McMoRan,
Inc.
$ 2,244,503
0.3
8,567
PPG Industries, Inc.
1,134,785
0.1
17,515
RPM International, Inc.
2,119,315
0.2
16,616
Sherwin-Williams Co.
6,341,829
0.8
64,463
Smurfit WestRock PLC
3,185,761
0.4
15,026,193
1.8
Real Estate : 2.1%
38,208  American Homes 4
Rent - Class A
1,466,805
0.2
115,405  Brixmor Property
Group, Inc.
3,215,183
0.4
33,523
Equity Residential
2,496,122
0.3
1,400  Essex Property Trust,
Inc.
413,588
0.0
105,542
Invitation Homes, Inc.
3,721,411
0.4
7,747
(1)
Jones Lang LaSalle,
Inc.
2,090,218
0.3
6,371  Lamar Advertising Co.
- Class A
851,166
0.1
44,351  Regency Centers
Corp.
3,203,473
0.4
17,457,966
2.1
Utilities : 2.8%
30,201
Black Hills Corp.
1,845,885
0.2
71,617
Edison International
6,237,125
0.8
20,752
Entergy Corp.
2,731,171
0.3
42,918
National Fuel Gas Co.
2,601,260
0.3
57,865
NorthWestern Corp.
3,311,035
0.4
265,142
PG&E Corp.
5,241,857
0.7
11,881
Xcel Energy, Inc.
775,829
0.1
22,744,162
2.8
Total Common Stock
(Cost $557,044,702)
812,330,800
99.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Repurchase Agreements : 0.0%
131,165
(3)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $131,183,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $133,788, due
10/01/24-09/09/49)
$ 131,165
0.0
Total Repurchase
Agreements
(Cost $131,165)
131,165
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.8%
6,011,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $6,011,000) $ 6,011,000 0.8
Total Short-Term
Investments
(Cost $6,142,165)
6,142,165
0.8
Total Investments in
Securities
(Cost $563,186,867) $ 818,472,965 100.0
Assets in Excess of
Other Liabilities 320,242 0.0
Net Assets $ 818,793,207 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 812,330,800 $ — $ — $ 812,330,800
Short-Term Investments 6,011,000 131,165 — 6,142,165
Total Investments, at fair value $ 818,341,800 $ 131,165 $ — $ 818,472,965
Other Financial Instruments+
Futures 41,425 — — 41,425
Total Assets $ 818,383,225 $ 131,165 $ — $ 818,514,390
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 19 12/20/24 $ 5,523,538 $ 41,425
$ 5,523,538 $ 41,425
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 260,481,525
Gross Unrealized Depreciation (5,195,427)
Net Unrealized Appreciation $ 255,286,098